CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Statement of comprehensive income [abstract]
(Loss)/Profit for the year	¥ (11,827)	¥ 3,084	¥ 3,364
Other comprehensive income: Items that will not be reclassified to profit or loss
Equity investments at fair value through other comprehensive income – net movement in fair value reserve (non-recycling)	(250)	(31)	319
Share of other comprehensive income of an associate	(2)	3	(4)
Income tax effect of the above items	63	7	(80)
Items that may be reclassified subsequently to profit or loss
Cash flow hedge: fair value movement of derivative financial assets/ liabilities	(45)	(72)	29
Differences resulting from the translation of foreign currency financial statements	8	(7)	(2)
Share of other comprehensive income of an associate	(3)
Income tax effect of the above items	11	17	(7)
Other comprehensive income for the year	(218)	(83)	255
Total comprehensive income for the year	(12,045)	3,001	3,619
Total comprehensive income for the year attributable to:
Equity shareholders of the Company	(11,011)	2,552	3,048
Non-controlling interests	(1,034)	449	571
Total comprehensive income for the year	¥ (12,045)	¥ 3,001	¥ 3,619

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).